Intangible Assets	6 Months Ended
Jun. 30, 2012
Intangible Assets [Abstract]
Intangible Assets Disclosure [Text Block]
Intangible Assets
Information regarding our definite-lived intangible assets is as follows:

Intangible Assets	Average Useful life	Gross Carrying Value	Accumulated Amortization	Net Carrying Amount
	(in years)	(in thousands)
June 30, 2012
Internal software development costs	3.0	$30,235	$17,974	$12,261
Computer software	5.0	54,070	16,992	37,078
Licenses and intellectual property	5.0	28,090	18,737	9,353
Trademark and trade name	1.6	6,832	1,674	5,158
Customer relationships	6.3	24,746	4,473	20,273
Developed technology	4.6	25,147	6,418	18,729
Intangible assets	4.6	$169,120	$66,268	$102,852
December 31, 2011
Internal software development costs	3.0	$26,445	$16,884	$9,561
Computer software	5.0	38,715	12,961	25,754
Licenses and intellectual property	5.0	29,092	16,806	12,286
Trademark and trade name	1.6	4,334	924	3,410
Customer relationships	4.0	24,295	2,517	21,778
Developed technology	3.5	22,088	3,685	18,403
Intangible assets	4.0	$144,969	$53,777	$91,192

Gross amortization expense was $8.0 million and $4.9 million during the three months ended June 30, 2012 and 2011, respectively. Gross amortization expense was $15.7 million and $9.4 million during the six months ended 2012 and 2011, respectively.